Note 20 - Inventories	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of inventories [text block]
20	Inventories

	2023	2022

Consumable stores*	18,001	17,645
Gold in progress @	2,303	689
	20,304	18,334

*	Included in consumables stores is an amount of ($1,793) (2022: ($1,510)) for provision for obsolete stock for items that are not compatible with plant and equipment currently in use.
@	Gold work in progress balance as at December 31, 2023 consists of 3,057 ounces (2022: 1,123 ounces).